Earnings per share - Additional information (Detail) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Earnings per share
Antidilutive stock options to purchase common shares	11,581,900	9,430,300	11,581,900	9,430,300